Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: August 12, 2024

Payment Date	8/15/2024
Collection Period Start	7/1/2024
Collection Period End	7/31/2024
Interest Period Start	7/15/2024
Interest Period End	8/14/2024

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$609,184,852.88	$37,442,474.80	$571,742,378.08	0.904942	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$826,294,852.88	$37,442,474.80	$788,852,378.08

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$896,067,084.29	$855,322,140.34	0.413866
YSOC Amount	$65,024,447.12	$61,721,977.97
Adjusted Pool Balance	$831,042,637.17	$793,600,162.37
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	5.98741%	ACT/360	$—
Class A-3 Notes	$609,184,852.88	3.66000%	30/360	$1,858,013.80
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$826,294,852.88			$2,577,402.05

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$896,067,084.29	$855,322,140.34
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$831,042,637.17	$793,600,162.37
Number of Receivables Outstanding	62,587	61,388
Weighted Average Contract Rate	3.56%	3.56%
Weighted Average Remaining Term (months)	37.0	36.0

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,696,844.14
Principal Collections	$40,321,438.00
Liquidation Proceeds	$249,113.22
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$43,267,395.36
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$43,267,395.36

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$746,722.57	$746,722.57	$—	$—	$42,520,672.79
Interest - Class A-1 Notes	$—	$—	$—	$—	$42,520,672.79
Interest - Class A-2a Notes	$—	$—	$—	$—	$42,520,672.79
Interest - Class A-2b Notes	$—	$—	$—	$—	$42,520,672.79
Interest - Class A-3 Notes	$1,858,013.80	$1,858,013.80	$—	$—	$40,662,658.99
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$40,170,320.74
First Allocation of Principal	$—	$—	$—	$—	$40,170,320.74
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$40,102,712.41
Second Allocation of Principal	$—	$—	$—	$—	$40,102,712.41
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$40,028,770.74
Third Allocation of Principal	$13,694,690.51	$13,694,690.51	$—	$—	$26,334,080.23
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,248,580.23
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,248,580.23
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,248,580.23
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,500,795.94
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,500,795.94
Remaining Funds to Certificates	$2,500,795.94	$2,500,795.94	$—	$—	$—
Total	$43,267,395.36	$43,267,395.36	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$65,024,447.12
Increase/(Decrease)	$(3,302,469.15)
Ending YSOC Amount	$61,721,977.97

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$831,042,637.17	$793,600,162.37
Note Balance	$826,294,852.88	$788,852,378.08
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.05%	35	$423,505.95
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	176	$249,113.22
Monthly Net Losses (Liquidation Proceeds)			$174,392.73
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.35%
Second Preceding Collection Period			0.15%
Preceding Collection Period			0.30%
Current Collection Period			0.24%
Four-Month Average Net Loss Ratio			0.26%
Cumulative Net Losses for All Periods			$4,860,892.00
Cumulative Net Loss Ratio			0.24%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.42%	196	$3,594,198.06
60-89 Days Delinquent	0.09%	50	$808,426.02
90-119 Days Delinquent	0.03%	13	$265,499.21
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.55%	259	$4,668,123.29

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		10	$180,587.48
Total Repossessed Inventory		23	$395,828.46

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		63	$1,073,925.23
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.12%
Second Preceding Collection Period			0.15%
Preceding Collection Period			0.12%
Current Collection Period			0.13%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.81	0.09%	46	0.07%